Accumulated Other Comprehensive (Loss) Income (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accumulated Other Comprehensive (Loss) Income [Abstract]
Accumulated Other Comprehensive (Loss) Income Balances
The before tax income (loss), related income tax effect and accumulated balances are as follows:

	For the Three Months Ended September 30, 2017			For the Nine Months Ended September 30, 2017
	Before-Tax Amount	Tax Benefit or (Expense)	Net of Tax Amount	Before-Tax Amount	Tax Benefit or (Expense)	Net of Tax Amount
Foreign currency translation adjustments, net	$41.5	$—	$41.5	$131.4	$—	$131.4
Foreign currency (losses) gains, net	(23.5)	8.7	(14.8)	(71.2)	26.9	(44.3)
Unrecognized (losses) gains on cash flow hedges, net	5.5	(1.5)	4.0	8.9	(3.4)	5.5
Pension and other postretirement benefit prior service cost and gain or loss, net	(1.1)	0.5	(0.6)	(3.4)	1.5	(1.9)
Other comprehensive income	$22.4	$7.7	$30.1	$65.7	$25.0	$90.7
	For the Three Months Ended September 30, 2016			For the Nine Months Ended September 30, 2016
	Before-Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount	Before-Tax Amount	Tax (Expense) or Benefit	Net of Tax Amount
Foreign currency translation adjustments, net	$(29.4)	$—	(29.4)	$12.8	$—	$12.8
Foreign currency gains (losses), net	11.2	(3.1)	8.1	(18.2)	7.4	(10.8)
Unrecognized gains (losses) on cash flow hedges, net	(4.5)	1.7	(2.8)	(21.7)	8.2	(13.5)
Pension and other postretirement benefit prior service cost and gainor loss, net	6.2	(1.0)	5.2	7.5	(1.2)	6.3
Other comprehensive income (loss)	$(16.5)	$(2.4)	$(18.9)	$(19.6)	$14.4	$(5.2)

The before tax (loss) income, related income tax effect and accumulated balances are as follows:
	Cumulative Currency Translation Adjustment	Foreign Currency Gains and (Losses)	Unrealized (Losses) Gains on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Accumulated Other Comprehensive Income
Balance at December 31, 2013	49,030	(3,386)	3,188	(5,467)	43,365
Before tax (loss) income	(160,755)	71,412	(46,034)	(47,005)	(182,382)
Income tax effect	—	(25,604)	17,493	11,885	3,774
Other comprehensive (loss) income	(160,755)	45,808	(28,541)	(35,120)	(178,608)
Balance at December 31, 2014	(111,725)	42,422	(25,353)	(40,587)	(135,243)
Before tax (loss) income	(136,319)	56,854	(25,644)	(13,270)	(118,379)
Income tax effect	—	(24,227)	9,745	2,594	(11,888)
Other comprehensive (loss) income	(136,319)	32,627	(15,899)	(10,676)	(130,267)
Balance at December 31, 2015	$(248,044)	$75,049	$(41,252)	$(51,263)	$(265,510)
Before tax (loss) income	(76,135)	20,966	(1,592)	(14,278)	(71,039)
Income tax effect	—	(7,380)	605	960	(5,815)
Other comprehensive (loss) income	(76,135)	13,586	(987)	(13,318)	(76,854)
Balance at December 31, 2016	(324,179)	88,635	(42,239)	(64,581)	(342,364)

Changes in Accumulated Other Comprehensive (Loss) Income
Changes in accumulated other comprehensive (loss) income by component for the nine month periods ended September 30, 2017 and 2016 are presented in the following tables (1):

	Cumulative Currency Translation Adjustment	Foreign Currency Gains and (Losses)	Unrealized (Losses) Gains on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Total
Balance at December 31, 2016	$(324.2)	$88.6	$(42.2)	$(64.6)	$(342.4)
Other comprehensive income (loss) before reclassifications	131.4	(44.3)	(3.1)	(4.2)	79.8
Amounts reclassified from accumulated other comprehensive (loss) income	—	—	8.6	2.3	10.9
Net current-period other comprehensive income (loss)	131.4	(44.3)	5.5	(1.9)	90.7
Balance at September 30, 2017	$(192.8)	$44.3	$(36.7)	$(66.5)	$(251.7)

	Cumulative Currency Translation Adjustment	Foreign Currency Gains and (Losses)	Unrealized (Losses) Gains on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Total
Balance at December 31, 2015	$(248.0)	$75.0	$(41.3)	$(51.3)	$(265.6)
Other comprehensive income (loss) before reclassifications	12.8	(10.8)	(18.5)	4.8	(11.7)
Amounts reclassified from accumulated other comprehensive (loss) income	—	—	5.0	1.5	6.5
Net current-period other comprehensive income (loss)	12.8	(10.8)	(13.5)	6.3	(5.2)
Balance at September 30, 2016	$(235.2)	$64.2	$(54.8)	$(45.0)	$(270.8)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

Changes in accumulated other comprehensive (loss) income by component for the periods described below are presented in the following table(1):
	Cumulative Currency Translation Adjustment	Foreign Currency (Losses) and Gains	Unrealized Gains (Losses) on Cash Flow Hedges	Pension and Postretirement Benefit Plans	Total
Balance as of December 31, 2014	$(111,725)	$42,422	$(25,353)	$(40,587)	(135,243)
Other comprehensive (loss) income before reclassifications	(136,319)	32,627	(16,684)	(11,406)	(131,782)
Amounts reclassified from accumulated other comprehensive income	—	—	785	730	1,515
Other comprehensive (loss) income	(136,319)	32,627	(15,899)	(10,676)	(130,267)
Balance at December 31, 2015	$(248,044)	$75,049	$(41,252)	$(51,263)	$(265,510)
Other comprehensive (loss) income before reclassifications	(76,135)	13,586	(8,186)	(15,179)	(85,914)
Amounts reclassified from accumulated other comprehensive income	—	—	7,199	1,861	9,060
Other comprehensive (loss) income	(76,135)	13,586	(987)	(13,318)	(76,854)
Balance at December 31, 2016	$(324,179)	$88,635	$(42,239)	$(64,581)	$(342,364)

(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

Reclassifications out of Accumulated Other Comprehensive (Loss) Income
Reclassifications out of accumulated other comprehensive (loss) income for the nine month periods ended September 30, 2017 and 2016 are presented in the following table:

Amount Reclassified from Accumulated Other Comprehensive (Loss) Income
Details about Accumulated Other Comprehensive (Loss) Income Components	For the Nine Months Ended September 30, 2017	For the Nine Months Ended September 30, 2016	Affected Line in the Statement Where Net Income is Presented
Loss on cash flow hedges Interest rate swaps	$13.9	$8.1	Interest expense
	13.9	8.1	Total before tax
	(5.3)	(3.1)	Provision (benefit) for income taxes
	$8.6	$5.0	Net of tax
Amortization of defined benefit pension and other postretirement benefit items	$3.7	$2.4	(1)
	3.7	2.4	Total before tax
	(1.4)	(0.9)	Provision (benefit) for income taxes
	$2.3	$1.5	Net of tax
Total reclassifications for the period	$10.9	$6.5	Net of tax

(1)	These components are included in the computation of net periodic benefit cost. See Note 7 “Pension and Other Postretirement Benefits” for additional details.

Reclassifications out of accumulated other comprehensive (loss) income for the years ended December 31, 2016 and 2015 are presented in the following table.
Amount Reclassified from Accumulated Other Comprehensive Income
Details about Accumulated Other Comprehensive Income Components	2016	2015	Affected Line in the Statement Where Net Income is Presented
Loss on cash flow hedges Interest rate swaps	$11,612	$1,266	Interest expense
	11,612	1,266	Total before tax
	(4,413)	(481)	Income tax benefit
	$7,199	$785	Net of tax
Amortization of defined benefit pension and other postretirement benefit items	$3,001	$1,177	(1)
	3,001	1,177	Total before tax
	(1,140)	(447)	Income tax benefit
	$1,861	$730	Net of tax
Total reclassifications for the period	$9,060	$1,515	Net of tax

(1)	These components are included in the computation of net periodic benefit cost (see Note 11 “Benefit Plans” for additional details).